Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Trade accounts receivable		$ 5,265	$ 1,716
Trade accounts payable		5,590	$ 3,084
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)		6,241
Trade accounts receivable		5,265
Trade accounts payable		5,590
Long-term debt with variable interest rates, net		68,850
Promissory note with non-variable interest rate*	[1]	6,000
Due to related parties		5,659
Fair Value [Member]
Cash and cash equivalents (including restricted cash)		6,241
Trade accounts receivable		5,265
Trade accounts payable		5,590
Long-term debt with variable interest rates, net		68,850
Promissory note with non-variable interest rate*	[1]	5,971
Due to related parties		$ 5,659

[1]	As at June 30, 2022, the carrying value and the theoretical fair value of the promissory note was $6,000 and $5,971, respectively.